Consolidated Statements of Cash Flows - 10K - USD ($) $ in Thousands	8 Months Ended		12 Months Ended
	Jan. 07, 2024	Jan. 01, 2023	Apr. 30, 2023	Apr. 24, 2022	Apr. 25, 2021
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Net (loss) income	$ 1,919	$ 1,253	$ (7,525)	$ (9,917)	$ (29,998)
Impairment, Long-Lived Asset, Held-for-Use			2,363	0	0
Depreciation	5,417	5,574	8,086	8,818	8,805
Operating Lease, Noncash Expense	4,048	3,893	5,252	4,155	5,269
Tenant Improvements, Noncash Expense	3,789	4,753	7,727	0	0
Share-Based Payment Arrangement, Noncash Expense			295	280	365
Gain (Loss) on Extinguishment of Debt	0	(8,448)	(8,355)	(2,800)	(388)
Amortization of Debt Issuance Costs	1,425	13	246	19	19
Increase (Decrease) in Operating Assets [Abstract]
Increase (Decrease) in Accounts Receivable	(741)	(283)	(431)	(402)	(373)
Increase (Decrease) in Inventories	(126)	(124)	(99)	(134)	158
Increase (Decrease) in Prepaid Expense and Other Assets	(1,265)	(380)	(250)	126	120
Employee Retention Credits, CARES Act, Noncash			0	3,006	(3,006)
Increase (Decrease) in Operating Liabilities [Abstract]
Increase (Decrease) In Occupany, Net			(3,595)	(5,363)	16,100
Increase (Decrease) in Other Accrued Liabilities	1,867	697	(662)	276	1,917
Increase in lease liability	(6,808)	(5,897)	(7,632)	(8,451)	(8,041)
Net Cash Provided by (Used in) Operating Activities, Total	(15,818)	1,688	(12,040)	(5,586)	(8,185)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Payments to Acquire Property, Plant, and Equipment	(14,771)	(1,842)	(12,987)	(1,898)	(644)
Net cash provided by (used in) investing activities	(14,771)	(1,842)	(12,987)	(1,898)	(644)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from Stock Options Exercised	0	66	66	0	80
Proceeds from warrant issuances	24,592	0	3,758	56	0
Proceeds from Issuance of Preferred Stock and Preference Stock	19,843	200	200	7,500	2,700
Principal payments on long-term notes payable			(6,144)	(2,618)	(779)
Redemption of convertible notes			(100)	0	0
Debt and equity warrant issuance costs			(2,304)	0	0
Proceeds from short-term borrowings			0	775	375
Proceeds from Issuance of Long-Term Debt			29,080	5,350	3,415
Net Cash Provided by (Used in) Financing Activities, Total	61,790	(1,213)	24,556	11,063	5,791
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect, Total	31,201	(1,367)	(471)	3,579	(3,038)
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Beginning Balance	8,436	8,907	8,907	5,328	8,366
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Ending Balance	39,637	7,540	8,436	8,907	5,328
Supplemental Cash Flow Information [Abstract]
Interest Paid, Excluding Capitalized Interest, Operating Activities	5,241	690	1,428	824	488
Noncash Investing and Financing Items [Abstract]
Leased assets obtained in exchange for new operating lease liabilities	5,963	7,580	7,580	16,586	1,061
Conversion of long-term borrowings to preferred shares			1,050	0	0
Capital Expenditures Incurred but Not yet Paid	2,198	3,610	9,924	1,054	16
Nonrelated Party
Increase (Decrease) in Operating Liabilities [Abstract]
Accounts payable	6,400	3,165	(7,551)	1,820	1,004
Related Party
Increase (Decrease) in Operating Liabilities [Abstract]
Accounts payable	$ (10)	$ (674)	$ 91	$ 2,981	$ (136)